Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Detailed Information about Contractual Obligations and Commitments

Cemig and its subsidiaries have contractual obligations and commitments that include, mainly purchase of energy from Itaipu and other sources and operating leasing transactions, as follows:

	2019	2020	2021	2022	2023	After 2024	Total
Purchase of energy from Itaipu	1,352	1,416	1,381	1,440	1,532	45,656	52,777
Purchase of energy – auctions	2,753	3,129	3,525	3,808	4,293	85,444	102,952
Purchase of energy – ‘bilateral contracts’	314	333	349	366	385	469	2,216
Quotas of Angra 1 and Angra 2	267	285	291	305	321	12,431	13,900
Transport of energy from Itaipu	233	237	220	207	217	6,962	8,076
Other energy purchase contracts	3,963	3,041	3,057	3,814	3,395	37,159	54,429
Physical quota guarantees	858	896	933	979	1,028	39,890	44,584
Operating leasing transactions (1)	75	69	30	—	—	—	174

Total	9,815	9,406	9,786	10,919	11,171	228,011	279,108

1)

This refers to the total of non-cancellable future minimum payments on vehicle rental for the company’s end-activities, with annual adjustment by the IGP–M inflation index, without renewal clauses; and rental of real estate properties at the administrative headquarters for end-activities (more details in Note 31).